Schedule of Assets (Details) - Mayville Engineering Company, Inc. 401(k) Plan $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Assets
Entity tax identification number	39-0944729
Plan number	003
Current Value	$ 184,242
Investment, Identifier [Axis]: Capital Research and Mgmt. Co., American Funds Capital World Growth and Income R6
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	mec:CapitalResearchAndMgmt.Co.Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 2,729
Investment, Identifier [Axis]: Capital Research and Mgmt. Co., American Funds EuroPacific Growth R6
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	mec:CapitalResearchAndMgmt.Co.Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 2,607
Investment, Identifier [Axis]: Fidelity, 500 Index
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	mec:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 14,398
Investment, Identifier [Axis]: Fidelity, Advisor Stock Selector Mid Cap
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	mec:FidelityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 3,265
Investment, Identifier [Axis]: J.P. Morgan, Mid Cap Value R6 Fund
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	mec:J.p.MorganMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 1,681
Investment, Identifier [Axis]: Janus Henderson, Forty N
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	mec:JanusHendersonMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 10,840
Investment, Identifier [Axis]: Janus Henderson, Research N
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	mec:JanusHendersonMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 5,340
Investment, Identifier [Axis]: MEC, Common Stock, No Par Value
Schedule of Assets
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	mec:MecMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Corporate common stock
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 44,339
Investment, Identifier [Axis]: MFS, Value R3
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	mec:MfsMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 2,901
Investment, Identifier [Axis]: Nuveen, Mid Cap Growth Opportunities
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	mec:NuveenMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 1,090
Investment, Identifier [Axis]: Nuveen, Real Estate Securities
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	mec:NuveenMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 245
Investment, Identifier [Axis]: Nuveen, Small Cap Select
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	mec:NuveenMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 2,797
Investment, Identifier [Axis]: PIMCO, Total Return Institutional
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	mec:PimcoMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 1,992
Investment, Identifier [Axis]: Principal Global Investors, Government Money Market R6 Fund
Schedule of Assets
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	mec:PrincipalGlobalInvestorsMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 5,465
Investment, Identifier [Axis]: T. Rowe Price, Retirement 2010
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	mec:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 270
Investment, Identifier [Axis]: T. Rowe Price, Retirement 2015
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	mec:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 167
Investment, Identifier [Axis]: T. Rowe Price, Retirement 2020
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	mec:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 2,314
Investment, Identifier [Axis]: T. Rowe Price, Retirement 2025
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	mec:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 7,774
Investment, Identifier [Axis]: T. Rowe Price, Retirement 2030
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	mec:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 14,271
Investment, Identifier [Axis]: T. Rowe Price, Retirement 2035
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	mec:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 15,245
Investment, Identifier [Axis]: T. Rowe Price, Retirement 2040
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	mec:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 12,407
Investment, Identifier [Axis]: T. Rowe Price, Retirement 2045
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	mec:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 8,114
Investment, Identifier [Axis]: T. Rowe Price, Retirement 2050
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	mec:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 8,596
Investment, Identifier [Axis]: T. Rowe Price, Retirement 2055
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	mec:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 5,760
Investment, Identifier [Axis]: T. Rowe Price, Retirement 2060
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	mec:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 4,556
Investment, Identifier [Axis]: T. Rowe Price, Retirement 2065
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	mec:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 2,387
Investment, Identifier [Axis]: T. Rowe Price, Retirement 2070
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	mec:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 11
Investment, Identifier [Axis]: T. Rowe Price, Retirement Balanced
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	mec:T.RowePriceMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 2,053
Investment, Identifier [Axis]: Vanguard Group, Inflation-Protected Securities Admiral
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	mec:VanguardGroupMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 628
Mutual funds
Schedule of Assets
Current Value	$ 139,903